The Alger Institutional Funds (the “Trust”)

•     Alger Small Cap Growth Institutional Fund

Incorporated herein by reference is a supplement to the Trust’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 5, 2014 (SEC Accession No. 0001104659-14-016226).